Annual Fund Operating Expenses	Mar. 30, 2026
XETFs NVDA DailyYield ETF | XETFs NVDA DailyYield ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.00%	[1]
Expenses (as a percentage of Assets)	0.99%
XETFs MSTR DailyYield ETF | XETFs MSTR DailyYield ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[2]
Acquired Fund Fees and Expenses	0.00%	[2]
Expenses (as a percentage of Assets)	0.99%
XETFs BMNR DailyYield ETF | XETFs BMNR DailyYield ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[3]
Acquired Fund Fees and Expenses	0.00%	[3]
Expenses (as a percentage of Assets)	0.99%
XETFs HOOD DailyYield ETF | XETFs HOOD DailyYield ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[4]
Acquired Fund Fees and Expenses	0.00%	[4]
Expenses (as a percentage of Assets)	0.99%
XETFs PLTR DailyYield ETF | XETFs PLTR DailyYield ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[5]
Acquired Fund Fees and Expenses	0.00%	[5]
Expenses (as a percentage of Assets)	0.99%
XETFs TSLA DailyYield ETF | XETFs TSLA DailyYield ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[6]
Acquired Fund Fees and Expenses	0.00%	[6]
Expenses (as a percentage of Assets)	0.99%
XETFs COIN DailyYield ETF | XETFs COIN DailyYield ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.99%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[7]
Acquired Fund Fees and Expenses	0.00%	[7]
Expenses (as a percentage of Assets)	0.99%

[1]	Based on estimated amounts for the current fiscal year.
[2]	Based on estimated amounts for the current fiscal year.
[3]	Based on estimated amounts for the current fiscal year.
[4]	Based on estimated amounts for the current fiscal year.
[5]	Based on estimated amounts for the current fiscal year.
[6]	Based on estimated amounts for the current fiscal year.
[7]	Based on estimated amounts for the current fiscal year.